Cover	Apr. 12, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2024
Entity File Number	001-41167
Entity Registrant Name	EVe Mobility Acquisition Corp
Entity Central Index Key	0001861121
Entity Tax Identification Number	98-1595236
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4001 Kennett Pike
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19807
City Area Code	302
Local Phone Number	273-0014
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	EVE.U
Security Exchange Name	NYSEAMER
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	EVE
Security Exchange Name	NYSEAMER
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	EVE WS
Security Exchange Name	NYSEAMER